Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,304,913.20
Total Fee Amount	25,590.61
Total Offset Amount	0.00
Net Fee	$ 25,590.61
Offering Table N/A
Offset Table N/A	N/A